SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 11, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basic net income (loss) per share of common stock	$ (0.31)
Diluted net income (loss) per share of common stock	$ (0.31)
Redeemable [Member] | FUTURETECH II ACQUISITION CORP [Member]
Basic net income (loss) per share of common stock numerator		72,477	283,084	272,304	819,427	1,342,491	4,953,545
Diluted net income (loss) per share of common stock numerator		72,477	283,084	272,304	819,427	1,342,491	4,953,545
Less: Allocation of expenses		$ (27,837)	$ (130,321)	$ (116,825)	$ (344,475)	$ (876,517)	$ (1,481,866)
Less: Accretion of carrying value to redemption value		(190,501)	(649,442)	(190,501)	(649,442)		(1,500,215)
Total		$ (145,861)	$ (496,679)	$ (35,022)	$ (174,490)	$ 465,974	$ (1,971,465)
Basic net income (loss) per share of common stock		$ (0.19)	$ (0.21)	$ (0.04)	$ (0.06)	$ 0.18	$ 0.21
Diluted net income (loss) per share of common stock		$ (0.19)	$ (0.21)	$ (0.04)	$ (0.06)	$ 0.18	$ 0.21
Non Redeemable [Member] | FUTURETECH II ACQUISITION CORP [Member]
Basic net income (loss) per share of common stock numerator
Diluted net income (loss) per share of common stock numerator
Less: Allocation of expenses		$ (125,288)	$ (197,220)	$ (525,799)	$ (389,814)	$ (1,212,927)	$ (560,177)
Less: Accretion of carrying value to redemption value
Total		$ (125,288)	$ (197,220)	$ (525,799)	$ (389,814)	$ (1,212,927)	$ (560,177)
Basic net income (loss) per share of common stock		$ (0.04)	$ (0.06)	$ (0.15)	$ (0.11)	$ (0.35)	$ (0.16)
Diluted net income (loss) per share of common stock		$ (0.04)	$ (0.06)	$ (0.15)	$ (0.11)	$ (0.35)	$ (0.16)